INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	$ 2,062	$ 2,015
Deferred income tax liabilities, gross	(7,926)	(7,866)
Deferred income tax assets	111	160
Deferred income tax liabilities	(5,975)	(6,011)
Net deferred income tax liabilities	(5,864)	(5,851)	$ (4,488)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	1,937	1,731
Net deferred income tax liabilities	1,937	1,731	$ 999
Deferred tax assets recognized based on future projected profits	81	150
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	125	284
Long lived assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	(7,880)	(7,788)
Investment in associates and investment properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	$ (46)	$ (78)